UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24F-2

          READ INSTRUCTIONS AT END OF THE FORM BEFORE PREPARING FORM.
                         PLEASE PRINT OR TYPE.


 1.     Name and address of issuer:    1838 Investment Advisors Funds
                                       Five Radnor Corporate Center
                                       Suite 320
                                       100 Matsonford Road
										Radnor, PA  19087

 2.     The name of each series or class
        for which this Form is filed:
	    (If the Form is being filed for all
		series and classes of securities of
		the issuer, check the box but do
		not list series or classes): I--I
									 I xI
									 I--I



 3.     Investment Company Act File Number:           811- 8902

           Securities Act File Number:                 33- 87298

 4(a).  Last day of fiscal year for which this
        Form is filed:                                October 31, 1997

 4(b).  [ ]Check box if this Form is being
        filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
        (See Instruction A.2)




		Note:  If the Form is being filed late,
		interest must be paid on the registration fee due.


 4(c). [ ]Check box if this is the last time the issuer will be filing this Form.


 5.     Calculation of registration fee:


        (i) Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                       $ 61,967,854
                                                                 --------------
       (ii) Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                  $ 8,804,285
                                              --------------
      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
			earlier than October 11, 1995
			that were not previously used to
			reduce registration fees payable
			to the Commission:                $          0
                                              --------------
       (iv) Total available redemption
	        credits [add items 5(ii) and
			5(iii)]                                               -$ 8,804,285
			                                                     --------------
        (v) Net sales -- if item 5(i) is
		    greater than item 5(iv) [subtract
			Item 5(iv) from Item 5(i)]:                          $  53,163,569
                                                                 --------------
-------------------------------------------------------------------------
I	  (vi)  Redemption credits available for  $  (       0)             I
I	        use in future years - if Item     ----------------          I
I		    5(i) is less than Item 5(iv)                                I
I		    subtract Item 5(iv) from Item                               I
I           5(i)]                                                       I
I                                                                       I
I                                                                       I
-------------------------------------------------------------------------

	 (vii)  Multiplier for determining
	        registration fee (See Instruction
		    C.9):                                                x     1/3400
		                                                         --------------
	(viii) Registration fee due [multiply Item
	       5(v) by Item 5(vii)] (enter "0" if
		   no fee is due):                                       =$     15,636
                                                                 ==============
 6.        Prepaid Shares

	       If the response to item 5(i) was determined by deducting an amount
		   of securities that were registered under the Securities Act of 1933
		   pursuant to rule 24e-2 as in effect before October 11, 1997, then
		   report the amount of securities (number of shares or other units)
		   deducted here:__0__.  If there is a number of shares or other units
		   that were registered pursuant to rule 24e-2 remaining unsold at the
		   end of the fiscal year for which this form is filed that are
		   available for use by the issuer in future fiscal years, then state
		   that number here:_0___.

 7.        Interest due -- If this Form is being
           filed more than 90 days after the end
		   of the issuer's fiscal year (see
		   Instruction D):                                       +$          0
		                                                         --------------


 8.        Total of the amount of the registration
           fee due plus any interest due [Line 5(viii)
		   plus line 7]:                                          $    15,636
		                                                         ==============


 9. Date the registration fee and any interest payment was sent to the Commission's lockbox
		   depository:



		   Method of Delivery:

		                  [x]  Wire Transfer

						  [ ]  Mail or other means



                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/Anna M. Bencrowsky
                                   -----------------------------
                                    Anna M. Bencrowsky, Secretary
								   -----------------------------

Date:  January 26, 1998
       -----------------

* Please print the name and title of the signing officer below the signature.